SUMMARY OF RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Interest free loans provided to related parties				¥ 3,950
Interest free loans collected from related parties			2,300	4,160
Project development services purchased from related parties	$ 53,258	367,334	480,755	478,118
Amounts due from related parties		105
Amounts due to related parties		780	794
Three Management Employees [Member]
Related Party Transaction [Line Items]
Interest free loans provided to related parties				2,550
Interest free loans collected from related parties			900	4,160
Amounts due from related parties				900
Amounts due to related parties					¥ 900
Beijing Jingu Shitong Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Interest free loans provided to related parties				1,400
Interest free loans collected from related parties			1,400
Revenues, related parties amounts			99	208
Sub-lease income from an equity investee				317
Amounts due from related parties				1,400
Amounts due to related parties					¥ 1,400
HiSun Technology China Limited [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts			5,158	30,352
Project development services purchased from related parties				368
Research and development services purchased from a related party			1,974	5,667
Shanghai Keshen Information Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts		34
Accounts receivable - related parties, net			194
Amounts due from related parties		105
Amounts due to related parties		53	58
Beijing Lianxinzhihui Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts			200	2,360
Accounts receivable - related parties, net			3
Shenyang Yunrongxin Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts		1,341	532	145
Project development services purchased from related parties				1,046
Accounts receivable - related parties, net		99	107
Amounts due to related parties		722	731
Shenzhen City Yunjitong Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Revenues, related parties amounts		2	5	3
Amounts due to related parties		5	5
Beijing Puhui Sizhong Technology Limited Company [Member]
Related Party Transaction [Line Items]
Rental expenses paid for a related party				¥ 150